[AIM LOGO APPEARS HERE]        Dear Shareholder:

               [PHOTO of       During the six months covered by this report,
            Charles T. Bauer,  the U.S. economy continued to exhibit solid
             Chairman of the   growth with little or no inflation. Gross
LETTER      Board of The Fund  domestic product grew at a 3.1% annual rate in
TO OUR       APPEARS HERE]     the third quarter of 1997 and a 3.7% annual rate
SHAREHOLDERS                   in the final quarter of the year. Sturdy growth
               is expected in the first half of 1998 as well. Inflation was well controlled, remaining in the 1% to 2% range. As a result, the Federal Reserve Board (the Fed) kept its key short-term target, the federal funds rate, at 5.50% throughout the reporting period.
                 During the last half of 1997, markets focused on the collapse in several Asian countries' currencies and the potential effects on the U.S. economy. As Asian economic turmoil continued, fixed-income markets rallied in anticipation that the Fed would lower rates to counteract the dampening effects from the Far East situation. At the close of the reporting period, the markets were still waiting for the much-anticipated slowdown, and interest rates had moved up some as the chance of the Fed's lowering rates was pushed further into the future.

                                              Average        Seven-Day
                Yield as of 2/28/98        Monthly Yield       Yield

                Liquid Assets Portfolio
                Cash Management Class           5.49%           5.53%

                IBC Money Fund Averages(TM) -
                First-Tier Institutions Only    5.31%           5.33%

                IBC Money Fund Averages(TM) -
                Total Institutions Only         5.22%           5.26%


               YOUR INVESTMENT PORTFOLIO

               Through a combination of short-term cash management vehicles and selective use of longer maturities to add yield, Short-Term Investments Co. Liquid Assets Portfolio continued to provide attractive returns. Weighted average maturity (WAM) was relatively short for much of the period because of concern that the Fed might raise interest rates. But as rate increases became less likely with the downturn in Asian economies, WAM was lengthened to the 25- to 35-day range. At the close of the period, WAM was 28 days.
                 As of February 28, 1998, performance of the Cash Management
               Class of the Portfolio compared very favorably with performance reported for comparative indexes, as shown in the table.
                 During the period, the Portfolio was assigned a AAAm credit quality rating, the highest rating given by Standard & Poor's Corporation, the widely known credit-rating agency.
                 Net assets of the Cash Management Class stood at $325.29
               million as of February 28, 1998, up from $83.50 million as of August 31, 1997.
                 The Liquid Assets Portfolio invests solely in securities rated
               "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a barbell maturity structure, portfolio management emphasizes superior credit quality in purchasing money market securities such as commercial paper and selected repurchase agreement securities. As with any




                                                                     (continued)
               money market fund, your investment in Liquid Assets Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

               OUTLOOK FOR THE FUTURE

               As the reporting period closed, the general expectation was that the economy would continue to grow at a solid pace of around 3% and then slow somewhat in the second half of 1998 as the effects of Asia's difficulties take hold. Inflation was expected to remain tame and the Fed was expected to hold rates steady for the foreseeable future. In his late-February testimony to Congress, Fed Chairman Alan Greenspan noted that the deflationary effects of turmoil in Asia could offset the inflationary pressures from strong domestic spending and a tight U.S. labor market.
                 The Portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management.
                 We are pleased to send you this report concerning your
               investment. We also are committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,


               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
February 28, 1998
(Unaudited)

                                                PAR
                                      MATURITY  (000)     VALUE
COMMERCIAL PAPER - 26.42%(a)

BASIC INDUSTRIES - 6.26%

CHEMICALS - 2.50%

Du Pont (E.I.) de Nemours and Co.
 5.40%                                06/08/98 $ 25,000  $   24,628,750
-----------------------------------------------------------------------
Henkel Corp.
 5.38%                                07/02/98   19,000      18,650,748
-----------------------------------------------------------------------
 5.38%                                07/06/98   27,000      26,487,555
-----------------------------------------------------------------------
 5.405%                               07/16/98   20,000      19,588,619
-----------------------------------------------------------------------
 5.39%                                07/21/98   28,000      27,404,705
-----------------------------------------------------------------------
                                                            116,760,377
-----------------------------------------------------------------------

METAL MINING - 3.76%

Rio Tinto America, Inc.
 5.40%                                04/15/98   23,100      22,944,075
-----------------------------------------------------------------------
 5.42%                                05/01/98   22,000      21,797,954
-----------------------------------------------------------------------
 5.44%                                05/01/98   23,300      23,085,226
-----------------------------------------------------------------------
 5.41%                                05/05/98   22,000      21,785,103
-----------------------------------------------------------------------
 5.41%                                07/28/98   24,000      23,462,607
-----------------------------------------------------------------------
 5.36%                                08/07/98   25,000      24,408,167
-----------------------------------------------------------------------
 5.41%                                08/12/98   18,000      17,556,380
-----------------------------------------------------------------------
U.S. Borax, Inc.
 5.48%                                04/08/98    7,000       6,959,509
-----------------------------------------------------------------------
 5.48%                                04/09/98    5,600       5,566,754
-----------------------------------------------------------------------
 5.44%                                04/17/98    8,000       7,943,182
-----------------------------------------------------------------------
                                                            175,508,957
-----------------------------------------------------------------------
    Total Basic Industries                                  292,269,334
-----------------------------------------------------------------------

CAPITAL GOODS - 3.35%

ELECTRICAL EQUIPMENT - 2.45%

Hitachi America, Ltd.
 5.42%                                06/24/98   25,000      24,567,152
-----------------------------------------------------------------------
 5.49%                                06/26/98   30,000      29,464,725
-----------------------------------------------------------------------
 5.40%                                07/15/98   15,000      14,694,000
-----------------------------------------------------------------------
 5.40%                                07/20/98   16,250      15,906,313
-----------------------------------------------------------------------
Siemens Capital Corp.
 5.35%                                05/13/98   30,000      29,674,542
-----------------------------------------------------------------------
                                                            114,306,732
-----------------------------------------------------------------------

MACHINERY - 0.90%

Caterpillar Financial Services Corp.
 5.38%                                07/20/98   25,000      24,473,208
-----------------------------------------------------------------------
 5.45%                                08/24/98   18,000      17,520,400
-----------------------------------------------------------------------
                                                             41,993,608
-----------------------------------------------------------------------
    Total Capital Goods                                     156,300,340
-----------------------------------------------------------------------

                                        MATURITY PAR (000)    VALUE
CONSUMER DURABLES - 0.74%

AUTOMOBILE - 0.74%

Ford Motor Credit Co.
 5.49%                                  04/08/98  $25,000  $ 24,855,125
-----------------------------------------------------------------------
General Motors Acceptance Corp.
 5.42%                                  06/24/98   10,000     9,826,861
-----------------------------------------------------------------------
    Total Consumer Durables                                  34,681,986
-----------------------------------------------------------------------

CONSUMER SERVICES - 0.52%

BROADCAST MEDIA - 0.52%

Scripps (E.W.) Co.
 5.42%                                  06/16/98   25,000    24,597,264
-----------------------------------------------------------------------
    Total Consumer Services                                  24,597,264
-----------------------------------------------------------------------

ENERGY - 0.71%

OIL & GAS (INTEGRATED) - 0.71%

Petrofina Delaware, Inc.
 5.45%                                  06/24/98    8,175     8,032,675
-----------------------------------------------------------------------
Shell 96
 5.81%                                  03/11/98   25,000    25,000,000
-----------------------------------------------------------------------
    Total Energy                                             33,032,675
-----------------------------------------------------------------------

FINANCIAL - 14.84%

ASSET-BACKED SECURITIES - 7.45%

Asset Securitization Cooperative Corp.
 5.43%                                  05/08/98   25,000    24,743,582
-----------------------------------------------------------------------
 5.46%                                  05/14/98   25,000    24,719,417
-----------------------------------------------------------------------
 5.41%                                  06/15/98   25,000    24,601,764
-----------------------------------------------------------------------
Delaware Funding Corp.
 5.53%                                  03/06/98   20,185    20,169,497
-----------------------------------------------------------------------
 5.44%                                  04/20/98   32,584    32,337,810
-----------------------------------------------------------------------
 5.47%                                  05/13/98   25,000    24,722,701
-----------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.50%                                  04/01/98    4,800     4,777,266
-----------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.47%                                  05/12/98   25,000    24,726,500
-----------------------------------------------------------------------
 5.50%                                  05/20/98   37,550    37,091,056
-----------------------------------------------------------------------
 5.43%                                  06/02/98    7,800     7,690,586
-----------------------------------------------------------------------
 5.40%                                  06/17/98   20,000    19,676,000
-----------------------------------------------------------------------
 5.43%                                  07/15/98    4,925     4,823,972
-----------------------------------------------------------------------
Receivables Capital Corp.
 5.66%                                  03/13/98   50,000    49,905,666
-----------------------------------------------------------------------
Sheffield Receivables Corp.
 5.52%                                  03/06/98   23,250    23,232,175
-----------------------------------------------------------------------
 5.48%                                  03/09/98   25,000    24,969,556
-----------------------------------------------------------------------
                                                            348,187,548
-----------------------------------------------------------------------

                                             MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

BROKERAGE/INVESTMENTS - 2.11%

Credit Suisse First Boston, Inc.
 5.49%                                       06/04/98 $ 25,000   $ 24,637,813
-----------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
 5.42%                                       06/08/98   25,000     24,627,375
-----------------------------------------------------------------------------
 5.41%                                       07/01/98   25,000     24,541,652
-----------------------------------------------------------------------------
Smith Barney Holdings, Inc.
 5.43%                                       05/01/98   25,000     24,769,979
-----------------------------------------------------------------------------
                                                                   98,576,819
-----------------------------------------------------------------------------

INSURANCE (PROPERTY & CASUALTY) - 0.42%

A.I. Credit Corp.
 5.40%                                       06/05/98   20,000     19,712,000
-----------------------------------------------------------------------------

LEASING COMPANIES - 0.53%

International Lease Finance Corp.
 5.41%                                       06/05/98   25,000     24,639,333
-----------------------------------------------------------------------------

PERSONAL CREDIT - 0.53%

AVCO Financial Services, Inc.
 5.43%                                       06/17/98   25,000     24,592,750
-----------------------------------------------------------------------------

MULTIPLE INDUSTRY - 3.80%

General Electric Capital Corp.
 5.43%                                       04/08/98   25,000     24,856,708
-----------------------------------------------------------------------------
 5.43%                                       04/27/98   30,000     29,742,075
-----------------------------------------------------------------------------
 5.45%                                       05/13/98   30,000     29,668,458
-----------------------------------------------------------------------------
 5.41%                                       06/12/98   35,000     34,458,249
-----------------------------------------------------------------------------
 5.39%                                       07/07/98   15,346     15,051,903
-----------------------------------------------------------------------------
 5.38%                                       08/14/98   25,000     24,379,806
-----------------------------------------------------------------------------
 5.38%                                       08/17/98   20,000     19,494,878
-----------------------------------------------------------------------------
                                                                  177,652,077
-----------------------------------------------------------------------------
    Total Financial                                               693,360,527
-----------------------------------------------------------------------------
    Total Commercial Paper                                      1,234,242,126
-----------------------------------------------------------------------------

BANK NOTES - 0.54%

Wachovia Bank, N.A.
 5.52%                                       08/10/98   25,000     25,000,000
-----------------------------------------------------------------------------

COMMERCIAL PAPER TRUST CERTIFICATES - 4.28%

Citibank, N.A.
 5.785%(b)                                   12/28/98  200,000    200,000,000
-----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.76%

Goldman Sachs Group (The), L.P.
 5.625%(e)                                   04/20/98  241,690    241,690,000
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
 5.9875%(f)                                  08/17/98 $227,000    227,000,000
-----------------------------------------------------------------------------

                                             MATURITY PAR (000)     VALUE
MASTER NOTE AGREEMENTS - (continued)

Morgan (J.P.) Securities Inc.
 5.7575%(g)                                  04/06/98  213,000  $  213,000,000
---------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
 5.7875%(h)                                  05/26/98  148,000     148,000,000
---------------------------------------------------------------------------------
    Total Master Note Agreements                                   829,690,000
---------------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.54%

Associates Corp. of North America
 5.48%(i)                                    03/02/98   25,000      24,999,949
---------------------------------------------------------------------------------

TAXABLE MUNICIPAL BONDS - 0.53%

Jacksonville Health Facilities Authority
 (Charity Obligations Group); Refunding
 Hospital Series C Revenue Bond
 5.65%(c)(d)                                 08/15/19   25,000      25,000,000
---------------------------------------------------------------------------------

U.S. TREASURY BILLS - 0.51%(j)

 5.155%                                      02/04/99   25,000      23,782,847
---------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 2,362,714,922
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 49.63%(k)

BZW Securities Inc.
 5.68%(l)                                    03/02/98  200,000     200,000,000
---------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
 5.69%(m)                                          --  180,000     180,000,000
---------------------------------------------------------------------------------
Chase Securities Inc.
 5.70%(n)                                    03/02/98  100,000     100,000,000
---------------------------------------------------------------------------------
Deutsche Morgan Grenfell Inc.
 5.70%(o)                                          --  188,000     188,000,000
---------------------------------------------------------------------------------
Dresdner Kleinwort Benson North America LLC
 5.70%(p)                                    03/02/98  190,000     190,000,000
---------------------------------------------------------------------------------
Goldman, Sachs & Co.
 5.65%(q)                                    03/02/98   20,697      20,697,402
---------------------------------------------------------------------------------
 5.69%(r)                                    03/02/98  500,000     500,000,000
---------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 5.70%(s)                                    03/02/98  135,000     135,000,000
---------------------------------------------------------------------------------
HSBC Securities, Inc.
 5.69%(t)                                    03/02/98  335,000     335,000,000
---------------------------------------------------------------------------------
Nesbitt Burns Securities Inc.
 5.68%(u)                                          --   70,000      70,000,000
---------------------------------------------------------------------------------
UBS Securities LLC
 5.69%(v)                                    03/02/98  400,000     400,000,000
---------------------------------------------------------------------------------
    Total Repurchase Agreements                                  2,318,697,402
---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.21%                                      4,681,412,324(w)
=================================================================================
OTHER ASSETS LESS LIABILITIES - (0.21)%                             (9,847,585)
=================================================================================
NET ASSETS - 100.00%                                            $4,671,564,739
=================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 02/28/98.
(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rate shown is in effect on 02/28/98.
(d) Secured by a letter of credit.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/98.
(f) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/98.
(g) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/98.
(h) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/98.
(i) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/98.
(j) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(k) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) Joint repurchase agreement entered into 02/27/98 with a maturing value of $400,189,333. Collateralized by $409,970,000 U.S. Government obligations, 0% to 6.789% due 03/11/98 to 02/15/08 with an aggregate market value at 02/28/98 of $408,000,678.
(m) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $352,495,740 U.S. Government obligations, 0% to 9.50% due 06/01/01 to 11/01/37 with an aggregate market value at 02/28/98 of $207,443,485.
(n) Entered into 02/27/98 with a maturing value of $100,047,500. Collateralized by $271,705,896 U.S. Government obligations, 0% to 5.549% due 12/01/15 to 04/01/34 with an aggregate market value at 02/28/98 of $102,001,169.
(o) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $333,842,602 U.S. Government Agency obligations, 5.50% to 9.50% due 09/01/00 to 11/01/35 and by $57,411,000 U.S. Treasury
    obligations, 8.75% to 12.00% due 08/15/00 to 05/15/05 with an aggregate market value at 02/28/98 of $204,000,559.
(p) Joint repurchase agreement entered into 02/27/98 with a maturing value of $300,142,500. Collateralized by $623,931,078 U.S. Government obligations, 0% to 7.00% due 10/01/00 to 04/01/37 with an aggregate market value at 02/28/98 of $306,001,633.
(q) Joint repurchase agreement entered into 02/27/98 with a maturing value of $500,235,417. Collateralized by $435,439,000 U.S. Government obligations, 0% to 8.75% due 06/11/98 to 02/15/21 with an aggregate market value at 02/28/98 of $510,499,348.
(r) Entered into 02/27/98 with a maturing value of $500,237,083. Collateralized by $699,482,121 U.S. Government obligations, 6.191% to 7.955% due 09/01/12 to 05/01/34 with an aggregate market value at 02/28/98 of $510,000,000.

(s) Joint repurchase agreement entered into 02/27/98 with a maturing value of $200,095,000. Collateralized by $369,760,075 U.S. Government obligations, 6.00% to 9.50% due 02/01/99 to 02/01/28 with an aggregate market value at 02/28/98 of $204,002,966.
(t) Joint repurchase agreement entered into 02/27/98 with a maturing value of $400,189,667. Collateralized by $720,411,549 U.S. Government obligations, 0% due 12/01/17 to 07/01/37 with an aggregate market value at 02/28/98 of $408,003,242.
(u) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $79,053,000 U.S. Government obligations, 0% to 8.335% due 03/04/98 to 04/01/36 with an aggregate market value at 02/28/98 of $76,500,233.
(v) Entered into 02/27/98 with a maturing value of $400,189,667. Collateralized by $495,850,000 U.S. Government obligations, 0% to 8.115% due 04/15/98 to 04/15/14 with an aggregate market value at 02/28/98 of $408,005,263.
(w) Also represents cost for federal income tax purposes.



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $2,362,714,922
------------------------------------------------------------------------
Repurchase agreements                                      2,318,697,402
------------------------------------------------------------------------
Interest receivable                                            7,530,415
------------------------------------------------------------------------
Investment for deferred compensation plan                         42,400
------------------------------------------------------------------------
Other assets                                                     488,804
------------------------------------------------------------------------
  Total assets                                             4,689,473,943
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                    17,479,895
------------------------------------------------------------------------
 Deferred compensation                                            42,400
------------------------------------------------------------------------
Accrued administrative services fees                               6,369
------------------------------------------------------------------------
Accrued advisory fees                                            148,158
------------------------------------------------------------------------
Accrued distribution fees                                         47,111
------------------------------------------------------------------------
Accrued transfer agent fees                                       47,150
------------------------------------------------------------------------
Accrued operating expenses                                       138,121
------------------------------------------------------------------------
  Total liabilities                                           17,909,204
------------------------------------------------------------------------
NET ASSETS                                                $4,671,564,739
========================================================================

NET ASSETS:

Institutional Class                                       $4,180,780,144
========================================================================
Cash Management Class                                     $  325,292,618
========================================================================
Private Investment Class                                  $   72,747,467
========================================================================
MSTC Cash Reserves Class                                  $   92,744,510
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        4,181,502,981
========================================================================
Cash Management Class                                        325,348,861
========================================================================
Private Investment Class                                      72,760,044
========================================================================
MSTC Cash Reserves Class                                      92,760,545
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1998
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $112,477,098
-------------------------------------------------------------------

EXPENSES:

Advisory
 fees                                                    2,964,525
-------------------------------------------------------------------
Custodian fees                                             124,309
-------------------------------------------------------------------
Administrative services fees                                34,515
-------------------------------------------------------------------
Distribution fees (Note 2)                                 345,720
-------------------------------------------------------------------
Directors' fees and expenses                                20,140
-------------------------------------------------------------------
Transfer agent fees                                        208,188
-------------------------------------------------------------------
Other                                                      208,595
-------------------------------------------------------------------
  Total expenses                                         3,905,992
-------------------------------------------------------------------
Less: Fee waivers                                       (2,150,876)
-------------------------------------------------------------------
  Net expenses                                           1,755,116
-------------------------------------------------------------------
Net investment income                                  110,721,982
-------------------------------------------------------------------
Net realized gain on sales of investments                  572,713
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $111,294,695
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1998 and the year ended August 31, 1997 (Unaudited)

                                              FEBRUARY 28,     AUGUST 31,
                                                  1998            1997
                                             --------------  --------------
OPERATIONS:
 Net investment income                         $110,721,982  $  158,747,907
----------------------------------------------------------------------------
 Net realized gain on sales of investments          572,713         352,792
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   111,294,695     159,100,699
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (101,446,318)   (149,604,986)
----------------------------------------------------------------------------
  Cash Management Class                          (5,157,145)     (4,717,164)
----------------------------------------------------------------------------
  Private Investment Class                       (1,759,654)     (2,931,782)
----------------------------------------------------------------------------
  MSTC Cash Reserves Class                       (2,358,865)     (1,493,975)
----------------------------------------------------------------------------
Capital stock transactions -- net               648,781,668   1,934,913,244
----------------------------------------------------------------------------
  Net increase in net assets                    649,354,381   1,935,266,036
----------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                         4,022,210,358   2,086,944,322
----------------------------------------------------------------------------
  End of period                              $4,671,564,739  $4,022,210,358
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $4,672,372,431  $4,023,590,763
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                  (807,692)     (1,380,405)
----------------------------------------------------------------------------
                                             $4,671,564,739  $4,022,210,358
============================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1998
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class and the MSTC Cash Reserves Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $1,380,405 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the six months ended February 28, 1998, AIM voluntarily waived fees of $2,066,023 on the Portfolio.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1998, the Portfolio reimbursed AIM $34,515 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the six months ended February 28, 1998, the Portfolio paid AFS $68,590 for such services. Prior to the effective date of the agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $139,598 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class of the Portfolio. The Plan provides that the Private Investment Class, Cash Management Class and the MSTC Cash Reserves Class pay FMC up to a maximum annual rate of 0.50%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25%, 0.10% and 0.20% of the average daily net assets, respectively, of each of the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Cash Management Class or the MSTC Cash Reserves Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the six months ended February 28, 1998, the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class paid $99,350, $74,480 and $87,037, respectively, as compensation under the Plan. FMC waived fees of $84,853 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.
 During the six months ended February 28, 1998, the Portfolio paid legal fees of $5,546 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock during the six months ended February 28, 1998 and the year ended August 31, 1997 were as follows:

                                FEBRUARY 28, 1998                   AUGUST 31, 1997
                         ---------------------------------  --------------------------------
                             SHARES            AMOUNT           SHARES           AMOUNT
                         ---------------  ----------------  ---------------  ---------------
Sold:
  Institutional Class     45,463,806,396  $ 45,463,806,396   78,261,661,500  $78,261,661,500
---------------------------------------------------------------------------------------------
  Cash Management Class    1,384,247,161     1,384,247,161    1,034,402,514    1,034,402,514
---------------------------------------------------------------------------------------------
  Private Investment
   Class                     247,070,595       247,070,595      342,644,258      342,644,258
---------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class*                    798,776,982       798,776,982      408,898,275      408,898,275
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         15,471,939        15,471,939       20,480,836       20,480,836
---------------------------------------------------------------------------------------------
  Cash Management Class        3,193,250         3,193,250        2,312,729        2,312,729
---------------------------------------------------------------------------------------------
  Private Investment
   Class                       1,638,523         1,638,523        2,744,701        2,744,701
---------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class*                      2,253,002         2,253,002        1,184,333        1,184,333
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (45,086,433,287)  (45,086,433,287) (76,483,889,456) (76,483,889,456)
---------------------------------------------------------------------------------------------
  Cash Management Class   (1,145,606,722)   (1,145,606,722)  (1,006,454,600)  (1,006,454,600)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                    (246,829,233)     (246,829,233)    (319,526,727)    (319,526,727)
---------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class*                   (788,806,938)     (788,806,938)    (329,545,119)    (329,545,119)
---------------------------------------------------------------------------------------------
Net increase                 648,781,668  $    648,781,668    1,934,913,244  $ 1,934,913,244
=============================================================================================

* The MSTC Cash Reserves Class commenced sales on September 23, 1996.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Cash Management Class capital stock outstanding during the six months ended February 28, 1998, the year ended August 31, 1997 and the period January 17, 1996 (date sales commenced) through August 31, 1996.

                                                             AUGUST 31,
                                            FEBRUARY 28,   ----------------
                                                1998        1997     1996
                                            ------------   -------  -------
Net asset value, beginning of period          $   1.00     $  1.00  $  1.00
------------------------------------------    --------     -------  -------
Income from investment operations:
 Net investment income                            0.03        0.05     0.03
------------------------------------------    --------     -------  -------
Less distributions:
 Dividends from net investment income            (0.03)      (0.05)   (0.03)
------------------------------------------    --------     -------  -------
Net asset value, end of period                $   1.00     $  1.00  $  1.00
==========================================    ========     =======  =======
Total return                                      5.61%(a)    5.50%    5.36%(a)
==========================================    ========     =======  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $325,293     $83,487  $53,209
==========================================    ========     =======  =======
Ratio of expenses to average net assets(b)        0.15%(c)    0.15%    0.10%(a)
==========================================    ========     =======  =======
Ratio of net investment income to average
 net assets(d)                                    5.54%(c)    5.38%    5.27%(a)
==========================================    ========     =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.26% (annualized), 0.28% and 0.34% (annualized) for the periods 1998-1996, respectively.
(c) Ratios are annualized and based on average net assets of $187,741,896.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.43% (annualized), 5.25% and 5.03% (annualized) for the periods 1998-1996, respectively.

                        DIRECTORS
Charles T. Bauer                       Robert H. Graham            Short-Term
Bruce L. Crockett                       John F. Kroeger            Investments Co.
Owen Daly II                           Lewis F. Pennock            (STIC)
Jack M. Fields                          Ian W. Robinson
Carl Frischling                          Louis S. Sklar
                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer            Liquid Assets
Gary T. Crum                         Sr. Vice President            Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Cash                        SEMI-
Melville B. Cox                          Vice President            Management                  ANNUAL
Karen Dunn Kelley                        Vice President            Class                       REPORT
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                  FEBRUARY 28, 1998
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173



This report may be distributed only to current shareholders or             [LOGO APEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY